COMMITMENTS AND CONTINGENCIES (Details Narrative)			9 Months Ended	12 Months Ended
	Jul. 14, 2023 $ / shares shares	Feb. 23, 2022 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 13, 2023 shares	Jun. 28, 2023 USD ($)	Apr. 13, 2023 USD ($) shares	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Maximum number of days available to underwriters to purchase units			45 days	45 days
Underwriting cash discount per unit | $ / shares			$ 0.20	$ 0.20
Underwriter cash discount			$ 5,000,000	$ 5,000,000
Aggregate deferred underwriting fee payable			750,000	750,000
Deferred fee			10,812,500	10,812,500
Aggregate underwriter deferred portion			10,062,500	10,062,500
Aggregate underwriter cash discount			750,000	750,000
Deferred Underwriting fee payable				$ 10,812,500		$ 10,812,500
Deferred underwriting discount						$ 10,812,500
Number of shares agreed to transfer | shares			750,000
Number of non-redeemable transferable shares | shares			750,000
Fair value of non redeemable shares			$ 118,298
Advisory Fees Payable in Cash							$ 300,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Advisory Fees Payable In Shares, Number Of Shares | shares					80,000		50,000
New Sponsor [Member] | Purchase Agreement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	6,834,333
New Sponsor [Member] | Underwriting Agreement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant | $ / shares	$ 1.00
New Sponsor [Member] | Common Class A [Member] | Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,317,500
Measurement Input, Share Price [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value pricing model			0.15
Measurement Input, Default Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value pricing model			5
Measurement Input, Option Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value pricing model			1.6
Measurement Input, Discount Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value pricing model			4.14
Measurement Input, Price Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value pricing model			10.51
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		3,750,000	3,750,000	3,750,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares		28,750,000
Deferred fee per unit | $ / shares			$ 0.35	$ 0.35
Deferred underwriting commissions amount			$ 10,062,500	$ 10,062,500
Deferred Underwriting fee payable			$ 10,812,500	$ 10,812,500
Exercise price of warrant | $ / shares		$ 11.50
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares		25,000,000